Events after the reporting period (Details)			2 Months Ended	3 Months Ended		6 Months Ended
	Jan. 04, 2019 $ / shares	Jan. 04, 2019 GBP (£)	Feb. 14, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2018 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Events after the reporting date
Dividends paid						£ 0	£ 21,982,000	£ 0
Proceeds from disposal of intangible assets, net of associated costs				£ 255,000	£ 256,000	25,183,000		32,442,000
Net book value of disposals of intangible assets						7,929,000		2,844,000
Additions or extensions of intangible assets						16,332,000		128,765,000
Registrations
Events after the reporting date
Net book value of disposals of intangible assets						7,929,000		2,844,000
Additions or extensions of intangible assets						£ 14,461,000		£ 126,912,000
Dividends
Events after the reporting date
Dividends paid per share | $ / shares	$ 0.09
Dividends paid		£ 11,610,000
Disposal of playing registrations | Registrations
Events after the reporting date
Proceeds from disposal of intangible assets, net of associated costs			£ 6,499,000
Net book value of disposals of intangible assets			608,000
Solidarity contributions, sell-on fees and contingent consideration receivable			219,000
Acquisition or extension of playing registrations | Registrations
Events after the reporting date
Additions or extensions of intangible assets			£ 6,729,000